Consolidated Statements of Cash Flows $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Operating activities
Net earnings for the year from continuing operations	$ 300,636	$ 105,790
Adjustments for:
Depreciation and amortization	254,991	264,325
Finance costs	23,049	32,839
Interest income	(23,949)	(17,640)
Unrealized foreign exchange loss (gain)	174	(15,167)
Income tax expense	134,758	57,575
(Gain) loss on disposal of assets	(1,624)	605
Unrealized loss on derivative contracts	51,751	9,584
Realized gain on derivative contracts	(150)	(431)
Write-down of assets	6,135	9,719
Share-based payments expense	11,872	10,195
Non-cash gain on deferred consideration	(60,000)	0
Employee benefit plan expense	3,584	4,228
Total adjustments to reconcile profit (loss)	701,227	461,622
Property reclamation payments	(3,688)	(3,591)
Employee benefit plan payments	(3,003)	(5,084)
Settlement of derivative contracts	150	431
Income taxes paid	(83,162)	(59,839)
Interest received	23,949	17,640
Changes in non-cash operating working capital	10,189	(28,282)
Net cash generated from operating activities of continuing operations	645,662	382,897
Net cash (used in) generated from operating activities of discontinued operations	(416)	414
Investing activities
Additions to property, plant and equipment	(594,142)	(401,870)
Capitalized interest paid	(30,461)	(10,782)
Proceeds from the sale of property, plant and equipment	562	1,647
Value added taxes related to mineral property expenditures	(9,756)	(17,906)
Proceeds from the sale of mining licenses	5,600	0
Purchase of marketable securities and investment in debt securities	(11,416)	(633)
Proceeds from the sale of investments in marketable and debt securities	10,277	0
Deposit on property, plant and equipment	(5,098)	0
Decrease in other investments	3,826	33,864
Net cash used in investing activities of continuing operations	(630,608)	(395,680)
Financing activities
Issuance of common shares for cash, net of share issuance costs	14,112	168,664
Contributions from non-controlling interests	201	265
Term Facility loan financing costs	0	(22,084)
Term Facility commitment fees	(3,806)	(5,066)
Senior Secured Credit Facility refinancing costs	(2,210)	0
Interest paid	(19,905)	(29,490)
Principal portion of lease liabilities	(4,796)	(3,968)
Purchase of treasury stock	(1,962)	(4,442)
Net cash generated from financing activities of continuing operations	301,270	273,877
Net increase in cash and cash equivalents	315,908	261,508
Cash and cash equivalents - beginning of year	540,473	279,735
Change in cash in disposal group held for sale	416	(770)
Cash and cash equivalents - end of year	856,797	540,473
Commercial Loans and RRF Loans
Financing activities
Proceeds from Term Facility	310,918	166,738
Revolving VAT facility
Financing activities
Proceeds from Term Facility	56,022	14,588
Repayments of Term Facility - VAT facility	$ (47,300)	$ (11,328)